Loans Held for Investment - Summary of Loan Class of Past Due and Non-accrual Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total	$ 723,912	$ 666,618
Nonaccrual Loans with No Allowance	5,167	3,644
Nonaccrual Loans with an Allowance	4,611	4,021
Total Nonaccrual Loans	9,778	7,665
30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	6,619	3,917
60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	1,974	1,969
Greater Than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	5,552	4,266
Total Past Due
Financing Receivable, Past Due [Line Items]
Total	14,145	10,152
Current
Financing Receivable, Past Due [Line Items]
Total	709,767	656,466
1-4 Family Residential
Financing Receivable, Past Due [Line Items]
Total	257,319	248,897
Nonaccrual Loans with No Allowance	3,812	2,226
Nonaccrual Loans with an Allowance	3,856	3,108
Total Nonaccrual Loans	7,668	5,334
1-4 Family Residential | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	4,245	1,820
1-4 Family Residential | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	1,378	1,126
1-4 Family Residential | Greater Than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	4,255	2,858
1-4 Family Residential | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	9,878	5,804
1-4 Family Residential | Current
Financing Receivable, Past Due [Line Items]
Total	247,441	243,093
Construction
Financing Receivable, Past Due [Line Items]
Total	26,298	15,764
Construction | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	643
Construction | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	643
Construction | Current
Financing Receivable, Past Due [Line Items]
Total	25,655	15,764
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Total	228,458	206,267
Nonaccrual Loans with No Allowance		426
Nonaccrual Loans with an Allowance	148
Total Nonaccrual Loans	148	426
Commercial Real Estate | Greater Than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	148
Commercial Real Estate | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	148
Commercial Real Estate | Current
Financing Receivable, Past Due [Line Items]
Total	228,310	206,267
SBA Paycheck Protection Program
Financing Receivable, Past Due [Line Items]
Total	418	566
SBA Paycheck Protection Program | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total		41
SBA Paycheck Protection Program | Total Past Due
Financing Receivable, Past Due [Line Items]
Total		41
SBA Paycheck Protection Program | Current
Financing Receivable, Past Due [Line Items]
Total	418	525
Other Commercial
Financing Receivable, Past Due [Line Items]
Total	80,830	69,053
Nonaccrual Loans with No Allowance	462	422
Nonaccrual Loans with an Allowance	503	892
Total Nonaccrual Loans	965	1,314
Other Commercial | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	179	648
Other Commercial | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	149	79
Other Commercial | Greater Than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	745	1,007
Other Commercial | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	1,073	1,734
Other Commercial | Current
Financing Receivable, Past Due [Line Items]
Total	79,757	67,319
Home Equity
Financing Receivable, Past Due [Line Items]
Total	101,554	98,331
Nonaccrual Loans with No Allowance	891	561
Nonaccrual Loans with an Allowance	50
Total Nonaccrual Loans	941	561
Home Equity | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	1,356	1,135
Home Equity | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	425	593
Home Equity | Greater Than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	357	396
Home Equity | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	2,138	2,124
Home Equity | Current
Financing Receivable, Past Due [Line Items]
Total	99,416	96,207
Other Consumer
Financing Receivable, Past Due [Line Items]
Total	29,035	27,740
Nonaccrual Loans with No Allowance	2	9
Nonaccrual Loans with an Allowance	54	21
Total Nonaccrual Loans	56	30
Other Consumer | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	196	273
Other Consumer | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	22	171
Other Consumer | Greater Than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	47	5
Other Consumer | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	265	449
Other Consumer | Current
Financing Receivable, Past Due [Line Items]
Total	$ 28,770	$ 27,291